UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM NQ

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square   Suite 200,  Franklin, TN   37064

(Address of principal executive offices) (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Registrant's telephone number, including area code: (615) 790-8888

Date of fiscal year end:  October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Satuit Capital U.S. Emerging Companies Fund
	Schedule of Investments
	July 31, 2012 (Unaudited)

Shares/Principal		Value

COMMON STOCKS - 89.04%

Agricultural Services - 1.17%
67,000	Calavo Growers, Inc.	$ 1,807,660

Air Courier Services - 0.93%
297,000	Air Transport Services Group, Inc. *	1,434,510

Air Transportation, Scheduled - 1.16%
280,000	Hawaiian Holdings, Inc. *	1,783,600

Apparel & Other Finished Products - 1.05%
65,800	G-III Apparel Group, Ltd. *	1,616,706

Coating, Engraving & Allied Services - 0.61%
90,046	Northern Technologies International Corp. *	936,478

Communications Services, NEC - 1.18%
97,600	Ringnet, Inc. *	1,823,168

Computer Communications Equipment - 1.42%
89,000	Allot Communications Ltd. *	2,187,620

Computer Peripheral Equipment, NEC - 0.16%
72,300	RadiSys Corp. *	246,543

Crude Petroleum & Natural Gas - 1.91%
560,600	Synergy Resources Corp. *	1,648,164
560,000	Warren Resources, Inc. *	1,299,200
		2,947,364
Drilling Oil & Gas Wells - 1.07%
458,800	Hercules Offshore, Inc. *	1,647,092

Engines & Turbines - 1.09%
100,000	Power Solutions International, Inc. *	1,680,000

Finance Services - 1.55%
120,000	Global Cash Access Holdings, Inc. *	775,200
128,000	Walker & Dunlop, Inc. *	1,617,920
		2,393,120
Functions Related to Depository Banking, NEC - 1.20%
96,500	DFC Global Corp. *	1,849,905

General Industrial Machinery & Equipment, NEC - 1.60%
450,000	Flow International Corp. *	1,444,500
60,000	Graham Corp.	1,023,000
		2,467,500
Household Audio & Video Equipment - 1.15%
123,300	Skullcandy, Inc. *	1,776,753

Industrial & Commercial Fans, Blowers & Air Purifying Equipment - 1.04%
200,850	Ceco Environmental Corp.	1,606,800

Industrial Instruments for Measurement, Display & Control - 1.19%
183,000	Rudolph Technologies, Inc. *	1,830,000

Industrial Organic Chemicals - 1.05%
166,500	FutureFuel Corp.	1,620,045

In Vitro & In Vivo Diagnostic Substances - 1.22%
541,600	Immunomedics, Inc. *	1,873,936

Insurance Agents, Brokers & Services - 1.17%
227,207	Fortegra Financial Corp. *	1,799,479

Lessors of Real Property, NEC - 0.95%
112,000	HFF, Inc. *	1,462,720

Measuring & Controlling Devices, NEC - 2.11%
49,000	Measurment Specialties, Inc. *	1,459,220
19,000	OYO Geospace Corp. *	1,800,820
		3,260,040
Men's & Boy's Furnishings, Work Clothing, And Allied Garments - 1.10%
39,200	Oxford Industries, Inc.	1,695,008

Miscellaneous Business Credit Institution - 1.06%
170,093	MicroFinancial, Inc.	1,641,397

Motor Vehicle Parts & Accessories - 1.01%
10,000	Commercial Vehicle Group, Inc. *	77,100
132,030	Gentherm, Inc. *	1,485,338
		1,562,438
National Commercial Banks - 3.46%
130,900	Cardinal Financial Corp.	1,675,520
124,200	Financial Institutions, Inc.	2,136,240
413,300	Intervest Bancshares Corp. *	1,529,210
		5,340,970
Oil & Gas Equipment & Services - 2.03%
69,300	Dawson Geophysical Co. *	1,596,672
345,900	Forbes Energy Services, Ltd. *	1,525,419
		3,122,091
Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.08%
101,000	Exactech, Inc. *	1,671,550

Perfumes & Cosmetics - 1.07%
42,400	Elizabeth Arden, Inc. *	1,654,024

Pharmaceutical Preparations - 2.16%
103,600	Emergent BioSolutions, Inc. *	1,513,596
111,000	Prestige Brands Holdings, Inc. *	1,821,510
		3,335,106
Radio & TV Broadcasting & Communications Equipment - 1.24%
203,000	Telular Corp.	1,914,290

Railroads, Line-Haul Operating & Equipment - 0.51%
58,200	Providence & Worcester Railroad Co.	780,026

Retail-Auto Dealers & Gasoline Stations - 0.92%
138,000	West Marine, Inc. *	1,411,740

Retail-Family Clothing Stores - 1.17%
95,000	Stage Stores, Inc.	1,799,300

Retail-Furniture Stores - 1.03%
140,299	Haverty Furniture Co., Inc.	1,582,573

Retail-Retail Stores, NEC - 1.06%
57,500	Titan Machinery, Inc. *	1,635,300

Savings Institution, Federally Chartered - 1.56%
3,225	1st Constitution Bancorp	29,960
95,000	BofI Holding, Inc. *	1,916,150
33,400	Access National Corp.	461,087
		2,407,197
Semiconductors & Related Devices - 3.47%
52,166	Alpha & Omega Semiconductor, Ltd. *	402,200
270,000	Entropic Communications, Inc. *	1,620,000
155,000	Integrated Sillicon Solution, Inc. *	1,508,150
300,000	Ultra Clean Holdings, Inc. *	1,812,000
		5,342,350
Services-Business Services, NEC - 2.19%
163,000	Digital Generation, Inc. *	1,737,580
54,100	Radware Ltd. *	1,635,443
		3,373,023
Services-Computer Integrated Systems Design - 0.90%
126,000	KEYW Holdings Corp. *	1,387,260

Services-Computer Programming & Processing - 2.35%
195,500	Carbonite, Inc. *	1,894,395
68,100	Procera Networks, Inc. *	1,735,188
		3,629,583
Services-Equipment Rental & Leasing, NEC - 1.23%
91,700	CAI International, Inc. *	1,896,356

Services-Health Services - 1.26%
75,500	US Physical Therapy, Inc.	1,938,085

Services-Help Supply Services - 1.03%
101,400	On Assignment, Inc. *	1,580,826

Services-Home Healthcare Services - 0.97%
123,000	Amedisys, Inc. *	1,499,370

Services-Miscellaneous Health & Allied Services, NEC - 1.05%
143,900	Healthways, Inc. *	1,613,119

Services-Miscellaneous Repair - 1.27%
63,000	Team, Inc. *	1,961,820

Services-Offices & Clinics of Doctors of Medicine - 0.90%
165,500	Metropolitan Health Networks, Inc. *	1,395,165

Services-Prepackaged Software - 3.59%
244,600	American Software, Inc. Class A	1,971,476
60,800	Interactice Intelligence, Inc. *	1,585,664
116,400	Sciquest, Inc. *	1,981,128
		5,538,268
Services-Skilled Nursing Care - 1.04%
57,200	Ensign Group, Inc.	1,604,460

Services-Social Services - 1.05%
73,900	Almost Family, Inc. *	1,626,539

Services-Testing Laboratories - 0.39%
113,787	BioClinica, Inc. *	597,382

Special Industry Machinery, NEC - 1.47%
627,100	FSI International, Inc. *	2,270,102

State Commercial Banks - 9.28%
76,400	Bryn Mawr Bank Corp.	1,579,952
103,000	Citizens & Northern Corp.	1,904,470
119,200	Eagle Bancorp, Inc. *	2,115,800
264,900	First California Financial Group, Inc. *	1,777,479
74,700	Merchants Bancshares, Inc.	1,975,068
168,000	Metrocorp Bancshares, Inc. *	1,737,120
158,900	Monarch Financial Holding, Inc.	1,534,974
106,000	State Bank Financial Corp. *	1,686,460
		14,311,323
Surgical & Medical Instruments - 1.68%
458,500	Genmark Diagnostics, Inc. *	2,590,525

Telephone Communications (No Radio Telephone) - 1.37%
385,000	8x8, Inc. *	2,105,950

Trucking (No Local) - 3.17%
110,200	Celadon Group, Inc.	1,645,286
148,000	Quality Distribution, Inc. *	1,494,800
117,600	Universal Truckload Services, Inc.	1,751,064
		4,891,150
Water, Sewer, Pipeline & Communications & Power Line Construction - 0.98%
92,600	MYR Group, Inc. *	1,511,232

Wholesale-Chemicals & Allied Products - 1.05%
185,000	Aceto Corp.	1,624,300

Wholesale-Groceries, General Line - 0.90%
86,200	Chefs' Warehouse, Inc. *	1,392,130

TOTAL FOR COMMON STOCKS (Cost $131,318,982) - 89.04%		137,284,367

SHORT TERM INVESTMENTS - 8.98%
13,845,248

US Bank Repurchase Agreement, 0.01%, dated 07/31/2012, due 08/01/2012 repurchase price $13,845,248, collateralized by U.S. Treasury Bonds with a market value of 14,122,251, yield of 4.50% and maturity date 01/15/2039.

		13,845,248

TOTAL SHORT TERM INVESTMENTS (Cost $13,845,248) - 8.98%		13,845,248

TOTAL INVESTMENTS (Cost $145,164,230) - 98.02%		151,129,615

OTHER ASSETS LESS LIABILITIES - 1.98%		3,045,618

NET ASSETS - 100.00%		$ 154,175,233

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
Satuit Capital US Emerging Companies Fund
1. SECURITY TRANSACTIONS

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $144,164,230 amounted to $5,965,385, which consisted of aggregate gross unrealized appreciation of $11,771,759 and aggregate gross unrealized depreciation of $5,806,374.

2. SECURITY VALUATION

The Fund's securities are recorded at their estimated fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”)   believes accurately reflects fair value.  A security's valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund's investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2012:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$137,284,367	$0	$0	$137,284,367
Repurchase Agreement	$13,845,248	$0	$0	$13,845,248
Total	$151,129,615	$0	$0	$151,129,615

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Satuit Capital Management Trust

By /s/Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Robert J. Sullivan

     Robert J. Sullivan

     Principal Executive Officer

Date September 28, 2012